Note 18 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
(18)	Employee Benefit Plans

The Company’s U.S. employees are eligible to participate in a retirement and savings plan that qualifies under Section
401
(k) of the Internal Revenue Code. Participating employees
may
contribute up to
75%
of their pretax salary, but
not
more than statutory limits. The Company did
not
make any matching contributions during the years ended
December 31, 2017
and
2016,
but did make a
$26,000
matching contribution in the year ending
December 31, 2018.